Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Consolidated Statement of Cash Flows [Line Items]
Profit (loss)		€ 3,155		€ 2,081
Cash flows from operating activities: Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		525		144
Restructuring activities		(80)		102
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		14		(160)
Deferred income taxes, net		525		326
Impairment, depreciation and other amortization, and accretion		1,911		1,598
Share of net income from equity method investments		(94)		(109)
Income (loss) adjusted for noncash charges, credits and other items		5,956		3,982
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(2,286)		1,599
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(853)		(18)
Non-Trading financial assets mandatory at fair value through profit and loss		1,403		(5,821)
Financial assets designated at fair value through profit or loss		42		352
Loans at amortized cost		(18,239)		(12,908)
Other assets		(18,190)		(30,090)
Deposits		9,761		12,927
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	462		5,936
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		448		248
Other short-term borrowings		1,143		(126)
Other liabilities		26,819		24,841
Senior long-term debt	[2]	(4,121)		(980)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(3,340)		14,096
Other, net		(2,584)		(332)
Net cash provided by (used in) operating activities		(3,581)		13,705
Cash flows from investing activities: Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		11,458		35,066
Maturities of financial assets at fair value through other comprehensive income		7,550		11,862
Sale of debt securities held to collect at amortized cost		0		42
Maturities of debt securities held to collect at amortized cost		2,284		3,124
Sale of equity method investments		2		17
Sale of property and equipment		14		103
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(22,653)		(28,991)
Debt securities held to collect at amortized cost		(13,436)		(3,089)
Equity method investments		(121)		(84)
Property and equipment		(183)		(249)
Net cash received in (paid for) business combinations/divestitures		34		0
Other, net		(506)		(503)
Net cash provided by (used in) investing activities		(15,559)		17,299
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		2,681	[3]	1,070
Repayments and extinguishments of subordinated long-term debt		(52)	[3]	(25)
Issuances of trust preferred securities		0	[4]	0
Repayments and extinguishments of trust preferred securities		0	[4]	(4)
Principal portion of lease payments		(320)		(353)
Purchases of treasury shares		(695)		(289)
Sale of treasury shares		0		20
Additional Equity Components (AT1) issued		750		1,250
Additional Equity Components (AT1) repaid		(1,750)
Purchases of Additional Equity Components (AT1)		(1,648)		(2,446)
Sale of Additional Equity Components (AT1)		1,641		2,450
Coupon on additional equity components, pre tax		(479)		(363)
Dividends paid to noncontrolling interests		(82)		(79)
Net change in noncontrolling interests		4		(11)
Cash dividends paid to Deutsche Bank shareholders		(406)		0
Other, net		0		0
Net cash provided by (used in) financing activities		(357)		1,221
Net effect of exchange rate changes on cash and cash equivalents		2,234		442
Net increase (decrease) in cash and cash equivalents		(17,263)		32,667
Cash and cash equivalents at beginning of period		179,946		156,328
Cash and cash equivalents at end of period		162,683		188,996
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		515		386
Interest paid		3,335		2,808
Interest and dividends received [Abstract]
Interest received		8,890		7,626
Dividend received		50		173
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		156,533		182,195
Interbank balances (w/o central banks)		6,150		6,801
Total		€ 162,683		€ 188,996

[1]	Included are senior long-term debt issuances of € 1.6 billion and € 285 million and repayments and extinguishments of € 505 million and € 612 million through June 30, 2022 and June 30, 2021, respectively.
[2]	Included are issuances of € 21.1 billion and € 18.4 billion and repayments and extinguishments of € 21.7 billion and € 19.4 billion through June 30, 2022 and June 30, 2021, respectively.
[3]	Non-cash changes for Subordinated Long-Term Debt are € 134 million in total and mainly driven by Fair Value changes of € (314) million and Foreign Exchange movements of € 447 million
[4]	Non-cash changes for Trust Preferred Securities are € (7) million in total and mainly driven by Fair Value changes of € (9) million